UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02280)

Exact name of registrant as specified in charter:	Putnam Convertible Securities Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments:

Putnam Convertible Securities Fund

The fund's portfolio
1/31/17 (Unaudited)

CONVERTIBLE BONDS AND NOTES (72.1%)(a)
			Principal amount	Value

Aerospace and defense (0.8%)

Aerojet Rocketdyne Holdings, Inc. 144A cv. sr. unsec. sub. notes 2.25%, 12/15/23			$5,168,000	$5,109,860

				5,109,860
Automotive (1.5%)

Navistar International Corp. cv. sr. unsec. sub. bonds 4.75%, 4/15/19			6,436,000	6,359,573

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1.25%, 3/1/21			4,045,000	3,819,997

				10,179,570
Biotechnology (4.2%)

ARIAD Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 3.625%, 6/15/19			789,000	2,020,333

BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.50%, 10/15/20			5,569,000	6,710,645

Emergent BioSolutions, Inc. cv. sr. unsec. unsub. bonds 2.875%, 1/15/21			4,725,000	5,779,266

Illumina, Inc. cv. sr. unsec. sub. notes zero %, 6/15/19			4,335,000	4,297,069

Incyte Corp. cv. sr. unsec. notes 1.25%, 11/15/20			1,115,000	2,680,878

Medicines Co. (The) cv. sr. unsec. notes 2.50%, 1/15/22			3,220,000	4,033,050

Merrimack Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 4.50%, 7/15/20			2,734,000	2,325,609

				27,846,850
Broadcasting (2.5%)

Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23			10,576,000	11,435,300

Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.25%, 9/30/46			5,100,000	5,450,625

				16,885,925
Cable television (2.1%)

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			12,182,000	14,230,099

				14,230,099
Capital goods (1.2%)

Dycom Industries, Inc. cv. sr. unsec. notes 0.75%, 9/15/21			7,235,000	7,868,063

				7,868,063
Commercial and consumer services (5.3%)

Euronet Worldwide, Inc. cv. sr. unsec. bonds 1.50%, 10/1/44			6,134,000	6,985,093

Huron Consulting Group, Inc. cv. sr. unsec. unsub. notes 1.25%, 10/1/19			4,161,000	3,945,148

Macquarie Infrastructure Corp. cv. sr. unsec. unsub. notes 2.00%, 10/1/23			8,634,000	8,472,113

Priceline Group, Inc. (The) cv. sr. unsec. Bonds 0.90%, 9/15/21			2,485,000	2,680,694

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1.00%, 3/15/18			7,936,000	13,332,480

				35,415,528
Communications equipment (0.5%)

Ciena Corp. 144A cv. sr. unsec. notes 3.75%, 10/15/18			2,574,000	3,463,639

				3,463,639
Components (0.7%)

Finisar Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/15/36			4,510,000	4,541,006

				4,541,006
Computers (6.0%)

Akamai Technologies, Inc. cv. sr. unsec. bonds zero %, 2/15/19			2,944,000	3,085,680

Avid Technology, Inc. cv. sr. unsec. notes 2.00%, 6/15/20			5,874,000	4,163,198

Citrix Systems, Inc. cv. sr. unsec. notes 0.50%, 4/15/19			6,215,000	7,186,094

Electronics For Imaging, Inc. cv. sr. unsec. unsub. bonds 0.75%, 9/1/19			6,885,000	7,207,734

Inseego Corp. cv. sr. unsec. sub. notes 5.50%, 6/15/22			2,166,000	2,167,354

ServiceNow, Inc. cv. sr. unsec. unsub. bonds zero %, 11/1/18			5,135,000	6,813,503

Synchronoss Technologies, Inc. cv. sr. unsec. notes 0.75%, 8/15/19			5,987,000	6,245,189

Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21			3,559,000	3,365,479

				40,234,231
Conglomerates (0.8%)

Siemens Financieringsmaatschappij NV cv. company guaranty sr. unsec. bonds 1.65%, 8/16/19 (Netherlands)			4,750,000	5,504,300

				5,504,300
Construction (0.5%)

Cemex SAB de CV cv. unsec. sub. notes 3.75%, 3/15/18 (Mexico)			2,910,000	3,466,538

				3,466,538
Consumer finance (0.4%)

Encore Capital Group, Inc. cv. company guaranty sr. unsec. bonds 3.00%, 7/1/20			2,618,000	2,505,099

				2,505,099
Electronics (10.3%)

GT Advanced Technologies, Inc. cv. sr. unsec. sub. notes 3.00%, 12/15/20(F)			2,944,000	294

Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 9/1/21			5,325,000	5,741,016

Intel Corp. cv. jr. unsec. sub. notes 3.25%, 8/1/39			8,075,000	14,373,500

Microchip Technology, Inc. cv. sr. unsec. sub. bonds 1.625%, 2/15/25			11,697,000	15,856,453

Micron Technology, Inc. cv. sr. unsec. bonds 3.00%, 11/15/43			6,270,000	6,414,994

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1.625%, 2/15/33			3,083,000	6,855,821

NXP Semiconductors NV cv. sr. unsec. bonds 1.00%, 12/1/19			5,854,000	6,633,314

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			8,095,000	8,514,928

TTM Technologies, Inc. cv. sr. unsec. notes 1.75%, 12/15/20			2,645,000	4,301,431

				68,691,751
Energy (oil field) (0.5%)

SEACOR Holdings, Inc. cv. sr. unsec. unsub. bonds 2.50%, 12/15/27			3,108,000	3,263,400

				3,263,400
Entertainment (0.6%)

Live Nation Entertainment, Inc. cv. sr. unsec. bonds 2.50%, 5/15/19			3,738,000	4,048,721

				4,048,721
Health-care services (2.0%)

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2.75%, 6/15/18			3,377,000	3,326,345

HealthSouth Corp. cv. sr. unsec. sub. notes 2.00%, 12/1/43			5,304,000	6,023,355

Medidata Solutions, Inc. cv. sr. unsec. notes 1.00%, 8/1/18			3,638,000	3,913,124

				13,262,824
Investment banking/Brokerage (0.7%)

Hercules Capital, Inc. 144A cv. sr. unsec. notes 4.375%, 2/1/22			4,904,000	4,876,415

				4,876,415
Media (1.6%)

Liberty Interactive, LLC 144A cv. sr. unsec. bonds 1.75%, 9/30/46			9,315,000	10,450,266

				10,450,266
Medical technology (2.2%)

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/17 (China) (In default)(F)(NON)			3,213,000	257,040

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/15/17 (China) (In default)(F)(NON)			3,544,000	248,080

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2.00% (zero %, 3/1/18) 3/1/42(STP)			4,390,000	5,997,838

Nevro Corp. cv. sr. unsec. unsub. notes 1.75%, 6/1/21			1,968,000	2,317,320

Wright Medical Group, Inc. cv. sr. unsec. notes 2.00%, 2/15/20			5,606,000	6,086,014

				14,906,292
Oil and gas (3.5%)

Chesapeake Energy Corp. 144A cv. sr. unsec. bonds 5.50%, 9/15/26			7,451,000	7,939,972

Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23			3,649,000	4,862,293

Stone Energy Corp. cv. company guaranty sr. unsec. sub. notes 1.75%, 3/1/17 (In default)(NON)			5,345,000	3,140,188

Whiting Petroleum Corp. cv. company guaranty sr. unsec. unsub. notes 1.25%, 4/1/20			7,667,000	6,809,254

				22,751,707
Pharmaceuticals (4.6%)

Clovis Oncology, Inc. cv. sr. unsec. notes 2.50%, 9/15/21			5,015,000	6,538,306

Impax Laboratories, Inc. cv. sr. unsec. notes 2.00%, 6/15/22			5,405,000	4,354,403

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1.875%, 8/15/21 (Ireland)			11,131,000	11,179,698

Sucampo Pharmaceuticals, Inc. cv. sr. unsec. notes 3.25%, 12/15/21			5,149,000	5,010,621

Teligent, Inc. cv. sr. unsec. notes 3.75%, 12/15/19			3,620,000	3,443,525

				30,526,553
Real estate (3.3%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5.25%, 12/1/18(R)			7,500,000	8,367,188

Colony Starwood Homes 144A cv. sr. unsec. notes 3.50%, 1/15/22(R)			4,503,000	4,556,473

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4.00%, 1/15/19(R)			7,815,000	8,791,875

				21,715,536
Retail (0.4%)

GNC Holdings, Inc. 144A cv. company guaranty sr. unsec. notes 1.50%, 8/15/20			3,868,000	2,388,490

				2,388,490
Semiconductor (5.3%)

Cypress Semiconductor Corp. 144A cv. sr. unsec. notes 4.50%, 1/15/22			4,016,000	4,618,400

Integrated Device Technology, Inc. cv. sr. unsec. unsub. notes 0.875%, 11/15/22			6,485,000	6,890,313

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			1,523,000	3,263,028

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2.625%, 5/15/41			3,800,000	12,922,375

Teradyne, Inc. 144A cv. sr. unsec. notes 1.25%, 12/15/23			6,610,000	7,461,038

				35,155,154
Shipping (0.7%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2.25%, 6/1/22			1,790,000	1,854,888

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2.375%, 7/1/19			3,171,000	2,665,622

				4,520,510
Software (2.2%)

Nice Systems, Inc. 144A cv. company guaranty sr. unsec. notes 1.25%, 1/15/24			4,673,000	4,982,586

Red Hat, Inc. cv. sr. unsec. unsub. bonds 0.25%, 10/1/19			5,045,000	6,079,225

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5.25%, 5/15/18			3,545,000	3,571,588

				14,633,399
Technology services (5.3%)

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4.25%, 8/15/18			2,935,000	5,846,153

j2 Global, Inc. cv. sr. unsec. notes 3.25%, 6/15/29			6,645,000	8,999,822

Proofpoint, Inc. cv. sr. unsec. unsub. notes 0.75%, 6/15/20			6,117,000	7,313,638

salesforce.com, Inc. cv. sr. unsec. unsub. notes 0.25%, 4/1/18			6,985,000	8,827,294

Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21			4,740,000	4,322,288

				35,309,195
Telecommunications (0.5%)

CalAmp Corp. cv. sr. unsec. notes 1.625%, 5/15/20			3,800,000	3,662,250

Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27 (In default)(F)(NON)			5,121,000	512

				3,662,762
Tobacco (0.7%)

Vector Group, Ltd. cv. sr. unsec. sub. notes 1.75%, 4/15/20			4,110,000	4,713,656

				4,713,656
Transportation services (0.6%)

Echo Global Logistics, Inc. cv. sr. unsec. notes 2.50%, 5/1/20			4,211,000	4,095,198

				4,095,198
Trucks and parts (0.6%)

Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22			4,018,000	4,201,321

				4,201,321

Total convertible bonds and notes (cost $446,499,923)				$480,423,858

CONVERTIBLE PREFERRED STOCKS (20.5%)(a)
			Shares	Value

Banking (2.3%)

Bank of America Corp. Ser. L, 7.25% cv. pfd.			5,495	$6,497,838

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			6,988	8,398,703

				14,896,541
Electric utilities (2.9%)

DTE Energy Co. $3.25 cv. pfd.			111,020	5,828,550

Exelon Corp. $3.25 cv. pfd.			150,663	7,468,365

NextEra Energy, Inc. $3.06 cv. pfd.			122,950	6,156,107

				19,453,022
Financial (1.2%)

AMG Capital Trust II $2.575 cv. pfd.(S)			141,220	8,031,888

				8,031,888
Food (0.8%)

Tyson Foods, Inc. $2.375 cv. pfd.			81,283	5,540,249

				5,540,249
Health-care services (1.1%)

Anthem, Inc. $2.63 cv. pfd.			149,899	7,261,108

				7,261,108
Investment banking/Brokerage (0.7%)

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.			40,044	4,943,031

				4,943,031
Manufacturing (2.2%)

Belden, Inc. $6.75 cv. pfd.			68,651	7,330,554

Rexnord Corp. $2.88 cv. pfd.(NON)			139,118	7,384,383

				14,714,937
Oil and gas (1.7%)

Hess Corp. $2.00 cv. pfd.			119,075	7,679,147

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.			163,443	3,616,994

				11,296,141
Pharmaceuticals (1.8%)

Allergan PLC Ser. A, 5.50% cv. pfd.			15,225	12,050,435

				12,050,435
Power producers (0.3%)

Dynegy, Inc. $7.00 cv. pfd.			32,928	2,220,994

				2,220,994
Real estate (2.0%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			216,757	7,383,285

iStar, Inc. $2.25 cv. pfd.(R)			118,715	5,838,404

				13,221,689
Regional Bells (—%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			190	9,500

				9,500
Telecommunications (3.5%)

American Tower Corp. $5.50 cv. pfd.(R)			95,575	9,611,261

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			130,236	13,280,165

				22,891,426

Total convertible preferred stocks (cost $127,707,553)				$136,530,961

COMMON STOCKS (3.9%)(a)
			Shares	Value

Alphabet, Inc. Class C(NON)			1,740	$1,386,415

Bank of America Corp.			143,265	3,243,520

Comcast Corp. Class A			25,785	1,944,705

GT Advanced Technologies, Inc.(F)			476	5

JPMorgan Chase & Co.			37,665	3,187,589

Live Nation Entertainment, Inc.(NON)			97,130	2,779,861

NVIDIA Corp.(S)			95,135	10,386,839

Xilinx, Inc.			56,710	3,300,510

Total common stocks (cost $20,212,445)				$26,229,444

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

GT Advanced Technologies, Inc.(F)	3/17/19	$0.00	487	$5

GT Advanced Technologies, Inc.(F)	3/17/19	0.00	331	3

Total warrants (cost $91,926)				$8

SHORT-TERM INVESTMENTS (5.4%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.94%(AFF)			11,761,200	$11,761,200

Putnam Short Term Investment Fund 0.74%(AFF)			24,423,667	24,423,667

Total short-term investments (cost $36,184,867)				$36,184,867

TOTAL INVESTMENTS

Total investments (cost $630,696,714)(b)				$679,369,138

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through January 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $666,530,465.
(b)	The aggregate identified cost on a tax basis is $640,423,040, resulting in gross unrealized appreciation and depreciation of $69,818,039 and $30,871,941, respectively, or net unrealized appreciation of $38,946,098.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$9,165,600	$32,992,225	$30,396,625	$20,803	$11,761,200
	Putnam Short Term Investment Fund**	37,483,736	58,425,928	71,485,997	35,955	24,423,667
	Totals	$46,649,336	$91,418,153	$101,882,622	$56,758	$36,184,867
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $11,761,200, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,484,308.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,944,705	$—	$—
Consumer cyclicals	2,779,861	—	—
Financials	6,431,109	—	—
Technology	15,073,764	—	5
Total common stocks	26,229,439	—	5
Convertible bonds and notes	—	479,917,932	505,926
Convertible preferred stocks	17,452,248	119,078,713	—
Warrants	—	—	8
Short-term investments	24,423,667	11,761,200	—

Totals by level	$68,105,354	$610,757,845	$505,939

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$8	$—

Total	$8	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		800

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Convertible Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 31, 2017